Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Additional Land Lease Revenue		$ 900
Operating lease right-of-use assets	$ 20,413	21,673
Operating lease liabilities	$ 21,345	$ 22,300